RODRIGUEZ & ASSOCIATES
Raul N. Rodriguez, Esq.
1011 Pennsylvania St., Unit B
Denver, Colorado 80203

Telephone: (303) 861-1797	Facsimile: (303) 861-1995 E-mail address: raulnr@msn.com

December 22, 2008

Securities & Exchange Commission
450 5th Street, North West
Washington, D.C. 20549-0404

Re:	Grant Hartford Corporation CIK #0001425392

Ladies/Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form S-1/A.

Sincerely,

/s/ Raul N. Rodriguez, Esq.
Raul N. Rodriguez, Esq.